Fair Value - Summary of Carrying Amount and Fair Value of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	₩ 10,237,369	₩ 10,216,182
Financial liabilities	15,295,656	16,557,537
Trade and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	8,425,503	8,328,082
Borrowings [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	6,683,662	8,120,791
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	5,051	1,973
Derivative financial instruments for hedging purpose [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	93,770	14,928
Other [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	87,670	91,763
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	1,928,182	2,900,311
Trade and other receivables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	6,643,115	6,036,363
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	5,813	6,277
Derivative financial instruments for hedging purpose [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	7,389	227,318
Time deposits and others [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	1,333,317	716,769
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	151	30,143
Available-for-sale [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	319,402	299,001
Fair value [Member] | | Borrowings [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	6,738,326	8,184,195
Fair value [Member] | | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	5,051	1,973
Fair value [Member] | | Derivative financial instruments for hedging purpose [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	93,770	14,928
Fair value [Member] | | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	5,813	6,277
Fair value [Member] | | Derivative financial instruments for hedging purpose [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	7,389	227,318
Fair value [Member] | | Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	151	30,143
Fair value [Member] | | Available-for-sale [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	₩ 319,402	₩ 299,001